SCHEDULE OF LEASE TERM AND DISCOUNT RATE (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Mar. 31, 2023
Operating Leases
Operating lease expense as a component of general and administrative expenses	$ 203,000	$ 237,000	$ 399,000	$ 483,000	$ 717,000	$ 1,058,000
Operating cash flow paid for operating leases	$ 46,000	$ 252,000	$ 91,000	$ 504,000	$ 858,000	$ 960,000
Weighted average remaining lease term (months)	14 years 3 months 18 days	13 years 2 months 12 days	14 years 3 months 18 days	13 years 2 months 12 days	15 months	12 months 12 days
Weighted average discount rate	12.00%	6.50%	12.00%	6.50%	12.00%	6.50%